Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 9 - SHAREHOLDERS’ EQUITY

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares of the Company sold and transferred 5,000,000 Class A ordinary shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B ordinary shares held by Firebull Holding was cancelled accordingly.

On December 14, 2021, the Company issued 2,898,552 Class A ordinary shares to investors. As of June 30, 2024, 24,254,842 shares of class A ordinary share and 2,100,000 shares of Class B ordinary shares were issued and outstanding. The Company deposited with the Escrow Agent an aggregate amount of $500,000 in order to provide a source of funding for certain indemnification obligations of the Company. In December 2022, the Company received the refund of the deposit of $492,490, deducting the charge fee.

Warrants

For each Class A ordinary share purchased on December 14, 2021, an investor received from the Company one-half unregistered warrant, for an aggregate of 1,449,276 warrants. The 3.5-year warrants are exercisable immediately from the date of issuance and have an exercise price of US$8.3 per share. The purchase price for one ordinary share and one-half corresponding warrant is US$6.90.

Additionally, the Company has retained FT Global Capital, Inc. (the “Placement Agent”) to act as exclusive placement agent in connection with this offering. The Company agreed to issue to the Placement Agent or its designees warrants to purchase up to 202,899 Class A ordinary shares (“Placement Agent’s Warrants”). Such Placement Agent’s Warrants will be exercisable commencing on the date of issuance at a per share price of $8.3, subject to certain adjustments, and will expire three and a half (3.5) years from the date of issuance.

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of $12.2 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	-
Expected life (years)	3.5
Risk-free interest rate	1.01%
Expected volatility	152.16%

As of June 30, 2024, and December 31, 2023, the Company had 1,652,175 and 1,652,175 warrants outstanding to purchase 1,652,175 and 1,652,175 class A ordinary shares with weighted average exercise price of $8.3 per share and remaining contractual lives of 0.95 and 1.45 years.

Following is a summary of the status of warrants outstanding and exercisable as of June 30, 2024:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2022		$
Issued	1,652,175		8.3
Exercised	-		-
Expired	-		-
Warrants outstanding, as of December 31, 2023	1,652,175		$8.3
Issued	-		-
Exercised	-		-
Expired	-		-
Warrants outstanding, as of June 30, 2024	1,652,175		$8.3
Warrants exercisable, as of June 30, 2024	1,652,175		$8.3

Note 11 - SHAREHOLDERS’ EQUITY

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares of the Company sold and transferred 5,000,000 Class A ordinary shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B ordinary shares held by Firebull Holding was cancelled accordingly.

On December 14, 2021, the Company issued 2,898,552 Class A ordinary shares to investors. As of December 31, 2023, 24,254,842 shares of class A ordinary share and 2,100,000 shares of Class B ordinary shares were issued and outstanding. The Company deposited with the Escrow Agent an aggregate amount of $500,000 in order to provide a source of funding for certain indemnification obligations of the Company. In December 2022, the Company received the refund of the deposit of $492,490, deducting the charge fee.

Warrants

For each Class A ordinary share purchased on December 14, 2021, an investor received from the Company one-half unregistered warrant, for an aggregate of 1,449,276 warrants. The 3.5-year warrants are exercisable immediately from the date of issuance and have an exercise price of US$8.3 per share. The purchase price for one ordinary share and one-half corresponding warrant is US$6.90.

Additionally, the Company has retained FT Global Capital, Inc. (the “Placement Agent”) to act as exclusive placement agent in connection with this offering. The Company agreed to issue to the Placement Agent or its designees warrants to purchase up to 202,899 Class A ordinary shares (“Placement Agent’s Warrants”). Such Placement Agent’s Warrants will be exercisable commencing on the date of issuance at a per share price of $8.3, subject to certain adjustments, and will expire three and a half (3.5) years from the date of issuance.

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of $12.2 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	-
Expected life (years)	3.5
Risk-free interest rate	1.01%
Expected volatility	152.16%

As of December 31, 2023 and 2022, the Company had 1,652,175 and 1,652,175 warrants outstanding to purchase 1,652,175 and 1,652,175 class A ordinary shares with weighted average exercise price of $8.3 per share and remaining contractual lives of 1.45 and 2.45 years.

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2023:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021		$
Issued	1,652,175		8.3
Exercised	-		-
Expired	-		-
Warrants outstanding, as of December 31, 2022	1,652,175		$8.3
Issued	-		-
Exercised	-		-
Expired	-		-
Warrants outstanding, as of December 31, 2023	1,652,175		$8.3
Warrants exercisable, as of December 31, 2023	1,652,175		$8.3